OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
OPERATING SEGMENTS

22. OPERATING SEGMENTS

The Company has several operating segments, each having a strategic focus. An operating segment is distinguished by products, channels of distribution, and/or other strategic distinctions. The Company periodically evaluates its operating segments and makes adjustments to its segment reporting as needed. A brief description of each segment follows.

●	The Retail Life and Annuity segment primarily markets fixed UL, IUL, VUL, level premium term insurance ("traditional"), fixed annuity, and VA products on a national basis primarily through networks of independent insurance agents and brokers, broker-dealers, financial institutions, independent distribution organizations, and affinity groups.
●	The Acquisitions segment focuses on acquiring, converting, and servicing policies and contracts acquired from other companies. The segment’s primary focus is on life insurance policies and annuity products that were sold to individuals. Additionally, this segment’s acquisition activity is predicated upon many factors, including available capital, operating capacity, potential return on capital, and market dynamics. Policies acquired through the Acquisitions segment are typically blocks of business where no new policies are being marketed, however, some recent acquisitions have included ongoing new business activities. Ongoing new product sales written by the Company from these acquisitions are included in the Retail Life and Annuity segment. As a result, earnings and account values are expected to decline as the result of lapses, deaths, and other terminations of coverage unless new acquisitions are made.
●	The Stable Value Products segment sells fixed and floating rate funding agreements directly to the trustees of municipal bond proceeds, money market funds, bank trust departments, and other institutional investors. This segment also issues funding agreements to the FHLB, and markets GICs to 401(k) and other qualified retirement savings plans. The Company also has an unregistered funding agreement-backed notes program which provides for offers of notes to both domestic and international institutional investors.
●	The Asset Protection segment markets extended service contracts, GAP products, and other specialized ancillary products to protect consumers’ investments in automobiles and recreational vehicles. GAP products are designed to cover the difference between the scheduled loan pay-off amount and an asset’s actual cash value in the case of a total loss. Each type of specialized ancillary product protects against damage or other loss to a particular aspect of the underlying asset. The Company previously marketed a credit life and disability product but exited that market at the beginning of 2021.
●	The Corporate and Other segment primarily consists of net investment income on assets supporting our equity capital, unallocated corporate overhead and expenses not attributable to the segments above. This segment includes earnings from several non-strategic or runoff lines of business, various financing and investment related transactions, and the operations of several small subsidiaries.

The Company’s management and Board of Directors analyzes and assesses the operating performance of each segment using pre-tax adjusted operating income (loss) and after-tax adjusted operating income (loss). Consistent with GAAP accounting guidance for segment reporting, pre-tax adjusted operating income (loss) is the Company’s measure of segment performance. Pre-tax adjusted operating income (loss) is calculated by adjusting income (loss) before income tax, by excluding the following items:

●	gains and losses on investments and derivatives,
●	losses from the impairment of intangible assets,

22. OPERATING SEGMENTS – (Continued)

●	changes in the GLWB embedded derivatives exclusive of the portion attributable to the economic cost of the GLWB,
●	actual GLWB incurred claims,
●	immediate impacts from changes in current market conditions on estimates of future profitability on variable annuity and variable universal life products, including impacts on DAC, VOBA, reserves and other items, and
●	the amortization of DAC, VOBA, and certain policy liabilities that is impacted by the exclusion of these items.

After-tax adjusted operating income (loss) is derived from pre-tax adjusted operating income (loss) with the inclusion of income tax expense or benefits associated with pre-tax adjusted operating income.

Income tax expense or benefits is allocated to the items excluded from pre-tax adjusted operating income (loss) at the statutory federal income tax rate for the associated period. Income tax expense or benefits allocated to after-tax adjusted operating income (loss) can vary period to period based on changes in the Company’s effective income tax rate.

Pre-tax adjusted operating income (loss) and after-tax adjusted operating income (loss) presented below are non-GAAP financial measures. The items excluded from adjusted operating income (loss) are important to understanding the overall results of operations. During the period ended December 31, 2021, the Company began excluding from pre-tax and after-tax adjusted operating income (loss) the impacts on DAC, VOBA, reserves and other items due to changes in estimated profitability of variable annuity and variable universal life products as a result of changes in current market conditions and non-cash charges incurred as a result of the impairment of intangible assets. Management believes this change enhances the understanding of the underlying performance trends of the Company’s core operations. Pre-tax adjusted operating income (loss) and after-tax adjusted operating income (loss) are not substitutes for income before income taxes or net income (loss), respectively. These measures may not be comparable to similarly titled measures reported by other companies. Our belief is that pre-tax and after-tax adjusted operating income (loss) enhances management’s and the Board of Directors’ understanding of the ongoing operations, and the underlying profitability of each segment, and helps facilitate the allocation of resources.

In determining the components of the pre-tax adjusted operating income (loss) for each segment, premiums and policy fees, other income, benefits and settlement expenses, and amortization of DAC and VOBA are attributed directly to each operating segment. Net investment income is allocated based on directly related assets required for transacting the business of that segment. Net gains (losses) — investments and derivatives and other operating expenses are allocated to the segments in a manner that most appropriately reflects the operations of that segment. Investments and other assets are allocated based on statutory policy liabilities net of associated statutory policy assets, while DAC/VOBA and goodwill are shown in the segments to which they are attributable.

There were no significant intersegment transactions during the years ended December 31, 2021, 2020, and 2019.

22. OPERATING SEGMENTS – (Continued)

The following tables present a summary of results and reconciles pre-tax adjusted operating income (loss) to consolidated income before income tax and net income:

	For The Year Ended December 31,
	2021	2020	2019
		(Recast)	(Recast)
	(Dollars In Millions)
Revenues
Retail Life and Annuity	$2,823	$2,440	$2,161
Acquisitions	2,984	3,282	2,902
Stable Value Products	347	176	247
Asset Protection	270	275	290
Corporate and Other	(11)	(5)	131
Total revenues	$6,413	$6,168	$5,731
Pre-tax Adjusted Operating Income (Loss)
Retail Life and Annuity	$(37)	$100	$153
Acquisitions	314	406	347
Stable Value Products	171	90	93
Asset Protection	40	41	37
Corporate and Other	(155)	(247)	(162)
Pre-tax adjusted operating income	333	390	468
Non-operating income (loss)	38	(113)	56
Income before income tax	371	277	524
Income tax expense (benefit)	86	43	97
Net income	$285	$234	$427
Pre-tax adjusted operating income	$333	$390	$468
Adjusted operating income tax (expense) benefit	(51)	(66)	(86)
After-tax adjusted operating income	282	324	382
Non-operating income (loss)	38	(113)	56
Income tax (expense) benefit on adjustments	(35)	23	(11)
Net income	$285	$234	$427
Non-operating income (loss)
Derivative gains (losses), net	$48	$(195)	$(368)
Investment gains (losses), net	102	(40)	309
VA/VUL market impacts(1)	21	—	—
Goodwill impairment	(129)	—	—
Less: related amortization(2)	104	(30)	(24)
Less: VA GLWB economic cost	(100)	(92)	(91)
Total non-operating income (loss)	$38	$(113)	$56
(1)	Represents the immediate impacts on DAC, VOBA, reserves, and other non-cash items in current period results due to changes in current market conditions on estimates of profitability, which are excluded from pre-tax and after-tax adjusted operating income (loss) beginning in Q1 of 2021.
(2)	Includes amortization of DAC/VOBA and benefits and settlement expenses that are impacted by net gains (losses).

22. OPERATING SEGMENTS – (Continued)

	For The Year Ended December 31,
	2021	2020	2019
		(Recast)	(Recast)
	(Dollars In Millions)
Net Investment Income
Retail Life and Annuity	$1,110	$1,015	$945
Acquisitions	1,590	1,648	1,533
Stable Value Products	303	230	244
Asset Protection	20	23	28
Corporate and Other	(41)	(27)	75
Total net investment income	$2,982	$2,889	$2,825
Amortization of DAC and VOBA
Retail Life and Annuity	$222	$116	$100
Acquisitions	19	24	11
Stable Value Products	5	3	3
Asset Protection	63	65	62
Corporate and Other	—	—	—
Total amortization of DAC and VOBA	$309	$208	$176

	Operating Segments
	As of December 31, 2021
	(Dollars In Millions)
	Retail Life and		Stable Value
	Annuity	Acquisitions	Products
Investments and other assets	$44,549	$54,561	$8,392
DAC and VOBA	2,806	870	15
Other intangibles	334	29	5
Goodwill	430	24	114
Total assets	$48,119	$55,484	$8,526

	Asset	Corporate	Total
	Protection	and Other	Consolidated
Investments and other assets	$950	$18,063	$126,515
DAC and VOBA	178	—	3,869
Other intangibles	90	33	491
Goodwill	129	—	697
Total assets	$1,347	$18,096	$131,572

	Operating Segment Assets
	As of December 31, 2020
	(Recast)
	(Dollars In Millions)
	Retail Life and		Stable Value
	Annuity	Acquisitions	Products
Investments and other assets	$40,194	$55,628	$5,928
DAC and VOBA	2,480	762	8
Other intangibles	367	33	6
Goodwill	559	24	114
Total assets	$43,600	$56,447	$6,056

22. OPERATING SEGMENTS – (Continued)

	Asset	Corporate	Total
	Protection	and Other	Consolidated
Investments and other assets	$881	$19,493	$122,124
DAC and VOBA	170	—	3,420
Other intangibles	101	33	540
Goodwill	129	—	826
Total assets	$1,281	$19,526	$126,910